Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 600,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	91,860.00
Total Offset Amount	$ 0.00
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $600,000,000.
Net Fee	$ 91,860.00
Narrative - Max Aggregate Offering Price	$ 600,000,000.00
Final Prospectus	true